Operating segments and revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2023
Operating segments and revenue from Contracts with Customers
Operating segments and revenue from Contracts with Customers

Note 3 Operating segments and revenue from Contracts with Customers

Material accounting policy - operating segments

An operating segment is a part of the Group that conducts business activities from which it can generate revenue and incur costs, and for which independent financial information is available. Identification of segments is based on internal reporting to the chief operating decision maker (“CODM”). The CODM for the Group is the Chief Executive Officer (“CEO”). The Group does not divide its operations into different segments and the CODM operates and manages the Group’s entire operations as one segment, which is consistent with the Group’s internal organization and reporting system. The Group’s revenue is attributable to the Parent Company in Sweden and to the U.S. subsidiary Calliditas Therapeutics US Inc. The non-current assets are located in Sweden, the U.S., France and Switzerland.

Material accounting policy - revenue from contracts with customers

The Group is in the business of identifying, developing and commercializing novel treatments in orphan indications. Operating revenue mainly comprises of product sales, outlicensing of Nefecon to our partnerships in Europe, China and Japan and royalty revenue. Revenue is recognized as follows:

Product Sales

Revenue from product sales is recognized at the transaction price of goods sold excluding sales tax, rebates and returns. At the time of delivery, when the control of the goods passes to the customer, the revenue is recognized in full, as this represents the single performance obligation in the trans-action. The customer is defined as the specialty pharmacy who dispenses the good to the end user. As the transaction price is dependent on the rebate paid to the patients’ insurance company or government payer, the transaction price is not known upon delivery. This is accounted for by an accrued estimated rebate deduction in the Group based on calculation models considering statistical data, actual amounts incurred and/or historical trends. These liabilities for expected returns and rebates are based on estimates of the amounts received or to be claimed on the related sales. Furthermore, the Group estimates the liability for expected returns of obsolete medicines.

Outlicensing of Product

Revenue attributable to outlicensing Nefecon consisted of the agreement with STADA for Europe, the expansion of Everest Medicines to South Korea and the agreement with Viatris for Japan. Revenue for outlicensing is recognized at a point in time, which occurs when control over the intangible asset is transferred to the counterparty, which was at the time when the agreements with the parties were signed. These contracts with customers consist of fixed consideration as well as variable remuneration in the form of regulatory and commercial milestones, and sales-based royalties. Variable consideration (for example, attributable to future regulatory milestones) is initially considered constrained, as there is significant uncertainty as to whether these will occur. Consideration attributable to sales-based milestones or royalties are not recognized until the sale that results in the right to the milestones or royalties occurs.

Royalty Revenue

Calliditas is, in accordance with agreements, entitled to royalties on goods sold. Revenue recognition is based on royalty reports received, which are based on actual net sales statistics of the licensee. Accrued royalty revenue is recognized in the statement of financial position under prepaid expenses and accrued income.

Significant accounting judgments, estimates and assumptions - revenue recognition

Outlicensing of Product

Revenue for the outlicensing of Nefecon is recognized at the point in time when control of the intellectual property is transferred, while revenue for the provision of certain regulatory services is reported over time as the services are performed. The revenue allocated to the performance obligation for outlicensing is based on the residual approach and consists of the total transaction price for each contract after deducting the stand-alone selling price of all other performance obligations. The allocation of revenue to the performance obligation for regulatory services is based on the expected costs to provide the service, with the addition of a profit margin based on comparable companies. The identification and allocation of the transaction price between these performance obligations hence has a significant impact on the Group's revenue recognition, as the revenue recognition patterns differ between the performance obligations.

Specifically, the significant accounting judgments and estimates within revenue recognition include determining which promises within each contract that are distinct, estimating the expected costs to fulfil the performance obligations that are not based on the residual method, and determining an appropriate profit margin for these. The Group determines the expected costs to complete these performance obligations through an input model based on the expected hours of work required by the Group's personnel, as well as expected costs to be incurred from the Group's suppliers. The Group then determines an appropriate profit margin by identifying comparable peer companies that provide such services separately and bases the margin rate on these. The Group then recognizes revenue for the performance obligation to provide regulatory services as these costs are incurred. These estimates are forward-looking and could be affected by differences between expected and actual costs incurred to fulfil the performance obligations. Management's estimate of the total costs as a measure of progress to completion of the performance obligation hence requires the use of assumptions and estimates.

The revenue contracts also contain variable consideration in the form of regulatory and commercial milestones. Variable consideration is initially considered constrained, as there is significant uncertainty as to whether the associated milestones will occur. Consideration attributable to sales-based milestones or royalties is not recognized until the sale that results in the right to the royalties have occurred. Determining whether the criteria for recognition of the variable remuneration has been met hence has significant effects on revenue recognition and requires significant judgment by Management.

Gross to Net Accounting

Revenue from product sales in the United States is recognized when product is received by the customer and title passes, typically at the time of delivery. There are various sales deductions and rebates that are deducted from the gross sales as part of the revenue recognition process. As the actual sales deductions are not known at the point of sale, estimates are made in determining the initial deduction of rebates, and are then subject to true-up as actual data is obtained. For sales of TARPEYO, returns allowances and prompt pay discounts are estimated based on contract terms and historical return rates or industry averages, if available and those estimates are recorded as a reduction of accounts receivable and as other current liabilities, respectively. Similarly estimates are determined relating to specialty pharma fees, co-pay support redemptions, Medicare/ Medicaid and other rebates, and these estimates are reflected as a component in the accrued expenses and deferred revenue and as a reduction of revenue. Once all related variable considerations are resolved and uncertainties as to collectable amounts are eliminated, estimates are adjusted to actual amounts. Accruals for these estimated amounts are reviewed and adjusted on no less than a quarterly basis, see Note 2.

Set out below is the Group’s revenue from contracts with customers:

	Year Ended December 31,
Type of goods or service	2023	2022	2021
Product sales	1,087,418	375,515	—
Outlicensing of product	82,712	421,689	225,252
Royalty income	36,758	2,287	—
Performance of certain regulatory services	—	3,387	4,095
Total	1,206,888	802,879	229,347

	Year Ended December 31,
Geographical markets	2023	2022	2021
USA	1,075,829	372,247	—
Europe*	39,614	143,955	201,878
Asia	91,445	286,677	27,469
Total	1,206,888	802,879	229,347

* No net sales were recorded in Sweden in 2023, 2022, and 2021, respectively.

The Group's revenues in 2023 consisted primarily of net sales of TARPEYO in the U.S., and outlicensing of product which consisted of regulatory milestone fees from Everest Medicines.

	Year Ended December 31,
Revenue from major customers	2023	2022	2021
Customer A	1,045,288	372,247	—
Customer B	91,415	80,643	27,469
Customer C	39,614	143,955	201,878
Customer D	—	206,034	—
Customers below 10% of revenue	30,571
Total	1,206,888	802,879	229,347

	Year Ended December 31,
Performance obligations	2023	2022	2021
Expected returns	3,552	15,849	—
Rebates on sales	36,326	8,445	—
Total	39,878	24,294	—

	Year Ended December 31,
Contract assets	2023	2022	2021
Accrued royalties	7,297	2,287	—
Contract liabilities
Prepaid income	—	—	3,387

	December 31,
Total non-current assets per geographical market	2023	2022
Sweden	20,462	43,285
France	3,013	354
Switzerland	497,267	437,508
USA	12,835	17,484
Total	533,577	498,631

Non-current assets included in the above table includes intangible assets, equipment and right-of-use assets.